Estimated Useful Lives of Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2012
Aircraft And Related Rotable Parts | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	27 years
Aircraft And Related Rotable Parts | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	30 years
Building | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	25 years
Building | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	45 years
Other Property And Equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	4 years
Other Property And Equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	15 years
Computer software
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years
Building Improvements | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	1 year
Building Improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	40 years